UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 4740

New York, New York 10118

(Address of principal offices)(Zip code)

Michael Feldschuh, Daxor Corporation

350 Fifth Avenue, Suite 4740

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31, 2019

Date of Reporting Period: September 30, 2019

Item 1. Schedule of Investments

Daxor Corporation

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (United States) - 86.05%

Industrials - 0.16%
General Electric Company	2,500	$22,350

Investment Services - 0.01%
Motors Liquidation Company GUC Trust	100	$1,018

Materials - 0.75%
Enbridge Inc.	2,952	$103,556

Utilities - 85.13%
Electric Utilities - 84.27%
American Electric Power Co. Inc.	5,000	$468,450
Avangrid, Inc.	7,000	365,750
Avista Corporation	6,000	290,640
CenterPoint Energy, Inc.	1,000	30,180
Centrus Energy Corp.	1	4
CMS Energy Corporation	10,000	639,500
DTE Energy Company	15,200	2,020,992
Edison International	4,000	301,680
Entergy Corporation	5,500	645,480
Evergy Inc.	13,397	891,704
Eversource Energy	18,500	1,581,195
Exelon Corporation	3,600	173,916
FirstEnergy Corp.	19,800	954,954
National Grid plc	8,707	471,310
NiSource, Inc.	19,000	568,480
Pinnacle West Capital Corporation	3,000	291,210
PNM Resources, Inc.	28,800	1,499,904
WEC Energy Group, Inc.	1,128	107,273
Wabtec, Inc.	13	934
Xcel Energy, Inc.	6,000	389,340
		$11,692,896

Natural Gas Utilities - 0.86%
Southwest Gas Holdings, Inc.	1,000	$91,040
United States Natural Gas	1,406	28,022
		119,062
Total Utilities		$11,811,958
Total Common Stock (Cost $2,895,621) - 86.05%		$11,938,882

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Fair Value
Preferred Stocks - (United States) - 3.79%

Banking - 3.24%
Bank of America Corp 7.250% Series L	300	$449,763

Electric Utilities - .55%

Southern California Edison, 4.32% Callable	3,500	$76,300

Total Preferred Stock (Cost $224,246) - 3.79%		$526,063

Total Investment in Securities (Cost $3,119,867) - 89.84%		$12,464,945

Investment in Operating Division (Cost $3,547,013) - (United States) - 40.72%		$5,650,000

Other Assets - 2.55%		$353,987

Total Assets - 133.11%		$18,468,932
Total Liabilities - (33.11%)		(4,594,420)
Net Assets – 100.00%		$13,874,512

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

At September 30, 2019, the net unrealized appreciation based on cost for financial reporting purposes of $9,345,077 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$9,493,073
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(147,996)
Net unrealized appreciation	$9,345,077

Percentage of Net Assets
Common Stock

Industrials	0.16%

Investment Services	0.01%

Materials	0.75%

Electric Utilities	84.27%

Natural Gas Utilities	0.86%

Total Common Stock	86.05%

Preferred Stock

Banking	3.24%

Electric Utilities	0.55%

Total Preferred Stock	3.79%

Total Investment in Securities	89.84%

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Other assets - 2.55%	$353,987

Name of Issuer	Number of Contracts	Strike Price	Expiration Date	Fair Value

Call Options Written - (United States) - (0.27%)
American Electric Power	(25)	100.00	1/17/2020	$(2,375)
CMS Energy Corporation	(25)	60.00	12/20/2019	(11,375)
DTE Energy Company	(20)	140.00	1/17/2020	(3,720.00)
DTE Energy Company	(25)	145.00	1/17/2020	(1,750)
Edison International	(25)	80.00	1/17/2020	(4,875)
Eversource Energy	(40)	85.00	1/17/2020	(13,400)
Exelon Corporation	(25)	55.00	1/17/2020	(375)
Total Call Options Written (proceeds $21,688)				$(37,870)

Margin loans payable (b) - (32.84%)				$(4,556,550)

Total Liabilities - (33.11%)				$(4,594,420)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

The Company carried its investments in securities, securities borrowed and call and put options at fair value and utilizes various methods to measure the fair value of its investments on a recurring basis. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction costs. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for an asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities, securities borrowed and put and call options that are freely traded and are listed on a national securities exchange are valued at the last reported sales price on the last business day of the year; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

The following tables summarize the inputs used as of September 30, 2019 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$11,938,882	$-	$-	$11,938,882
Preferred Stocks	526,063	-	-	526,063
Investment in Operating Division	-	-	5,650,000	5,650,000
Total	$12,464,945	$-	$5,650,000	$18,114,945

Liabilities	Level 1	Level 2	Level 3	Total
Call and Put Options	$37,870	$-	$-	$37,870

The Company establishes valuation processes and procedures to ensure that the valuation techniques for investments that are categorized within Level 3 of the fair value hierarchy are fair, consistent, and verifiable. At September 30, 2019, Level 3 investments consist solely of the Company’s investment in its Operating Division at fair value. The Company’s Audit Committee oversees the valuation process of the Company’s Level 3 investments. The Audit Committee is comprised of members of the Company’s Board of Directors and is responsible for the valuation processes and procedures and evaluating the overall fairness and consistent application of the valuation policies. For this valuation process the Audit Committee meets semi-annually or as needed, and in conjunction with reports from an independent valuation company determines the valuations of the Company’s Level 3 investments. Valuations determined by the Audit Committee are required to be supported by the independent valuation company whose reports may include information such as market data, third-party pricing sources, industry accepted pricing models, counterparty prices, or other appropriate methods. On an annual basis, the Company engages the services of an independent valuation company to perform an independent review of the valuation of the Company’s investment in its wholly owned Operating Division, and may adjust its valuations based on the recommendations from the valuation firm.

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

The Company’s Level 3 asset consists of its investment in its wholly owned Operating Division at fair value and requires significant judgment due to the absence of quoted market prices, inherent lack of liquidity, heavy reliance on Level 3 inputs, and the long-term nature of such investments. Since its inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations. Investment in Operating Division is primarily located in Oak Ridge, Tennessee and was initially valued at transaction value for identified assets (property and equipment, land, buildings and laboratory equipment), less accumulated depreciation adjusted for investment in/advances to operating division, business operations and activity and realized losses. Based on Company initiatives started in 2016 and through 2018, related to potential partnerships, joint ventures, product development, marketing and other operations of the Operating Division, the Company hired an independent valuation company to perform a valuation of the Operating Division. The independent valuation company updated the initial 2016 valuation and subsequent valuations at December 31, 2017 and 2018, respectively, using the Income Approach and Market Approaches as defined in SFAS 157 (ASC 820). Based on the valuation approaches, the valuation ranges were $5,400,000 to $5,900,000 for the Income Approach at December 31, 2018. In determining the Income Approach value range, the Gordon Growth Model valuation technique was used with a discount rate of 30% and long-term growth rate of 3.0%. Significant increases (decreases) in these unobservable inputs in isolation could result in significant changes in fair value measurements. The Income Approach was weighted 100% given the current financial performance and expectations as to longer-term revenue growth and profitability resulting in a midpoint of value range of $5,650,000.

Securities valuation policies and other investment related disclosures will be incorporated by reference to the annual report to be filed with the Securities and Exchange Commission on Form N-CSR.

*	Refer to the Schedule of Investments for industry classifications for common and preferred stock.
(a)	Restricted cash held by Company’s brokers to satisfy margin requirements.
(b)	Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)		/s/ Michael Feldschuh
	BY:	Michael Feldschuh
	ITS:	President
(President/Chief Executive Officer/Principal Executive Officer)

Date: October 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert J. Michel
	BY:	Robert J. Michel
	ITS:	Chief Financial Officer and Chief Compliance Officer
(Principal Financial Officer/Principal Accounting Officer)

Date: October 16, 2019